--------------------------------------------------------------------------------


PC&J PERFORMANCE FUND

Semi-Annual Report
to Shareholders
June 30, 2001

--------------------------------------------------------------------------------









     The PC&J Performance Fund is a registered investment company under the Investment Company Act of 1940 and, for your protection, is regulated by the Securities and Exchange Commission. The enclosed 2001 Semi-Annual Report is for your information and is provided to you in compliance with ongoing Securities and Exchange Commission regulations. This report requires no action on your part. Please give us a call if you have any questions.




                               / s /
                            James Johnson
                             Secretary



                              / s /
                           Kathleen Carlson
                             Treasurer

PC&J PERFORMANCE FUND

FINANCIAL HIGHLIGHTS

The information contained in the table below for the years ended December 31, 2000, 1999, 1998, and 1997 have been derived from data contained in financial statements examined by Deloitte & Touche, independent certified public accountants. The information for the six months ended June 30, 2001 have been derived from data contained in the unaudited financial statements but which are believed to include all adjustments necessary for a fair presentation. Such information should be read in conjunction with the enclosed financial statements.

---------------------------------------------------------------------------------------------------------------------

Selected Data for Each Share of Capital            2001          2000           1999          1998          1997
Stock Outstanding Throughout the Period         (Unaudited)

                                               ----------------------------------------------------------------------

Net asset value-beginning of period                $31.63         $39.41        $34.23        $27.01        $21.11
                                               -------------- ------------  ------------- ------------- -------------

Income from investment operations:
     Net investment income (loss)                   (0.07)         (0.16)        (0.18)        (0.11)        (0.03)
     Net realized and unrealized
        gain (loss) on securities                   (2.82)         (4.86)         6.01          8.69          7.54
                                               --------------
                                                              ------------  ------------- ------------- -------------

Total from investment operations                    (2.89)         (5.02)         5.83          8.58          7.51
                                               -------------- ------------  ------------- ------------- -------------

Less dividends:
     From net investment income                     (0.00)         (0.00)        (0.00)        (0.00)        (0.00)
     From net realized gain
       on investments                               (0.00)         (2.76)        (0.65)        (1.36)        (1.61)
                                               --------------
                                                              ------------  ------------- ------------- -------------

Total dividends                                     (0.00)         (2.76)        (0.65)        (1.36)        (1.61)
                                               -------------- ------------  ------------- ------------- -------------

Net asset value-end of period                      $28.74         $31.63        $39.41        $34.23        $27.01
                                               ============== ============  ============= ============= =============


Total return                                       (9.14%)      (12.80%)       17.03%        31.77%        35.58%

Ratios to average net assets
     Expenses                                      1.49% *        1.50%         1.50%         1.50%         1.50%
     Net investment income (loss)                 (0.47%)*       (0.44%)       (0.52%)       (0.38%)       (0.12%)

Portfolio turnover rate                           58.00% *       35.40%        23.72%        25.60%        22.44%

Net assets at end of period (000's)              $ 52,411        $ 56,084      $ 63,003      $ 48,832      $ 37,453










*   Annualized

PC&J PERFORMANCE FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
                                                      PERCENT
                                                       OF NET                  NUMBER OF SHARES            MARKET
SECURITY (Note A)                                      ASSETS                                               VALUE
---------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS:
Capital goods and transportation:                        15.1%
     Caterpillar Inc.                                                                  15,000            $    750,750
     Fluor Corp.                                                                       15,000                 677,250
     General Electric Co.                                                              50,800               2,489,200
     TRW Inc.                                                                          15,000                 615,000
     Tyco International Ltd.                                                           36,000               1,962,360
     United Technologies Corp.                                                         16,600               1,216,116
                                                                                                       ----------------

                                                                                                            7,710,676

                                                                                                       ----------------

Consumer cyclicals:                                      12.9
     Black & Decker Corp.                                                              28,000               1,104,880
     Comcast Corp. Class A(1)                                                          25,000               1,085,000
     Disney (Walt) Co.                                                                 20,000                 577,800
     GAP Inc.                                                                          31,000                 899,000
     Home Depot Inc.                                                                   15,200                 718,048
     Target Corp.                                                                      20,000                 692,000
     Wal Mart Stores Inc.                                                              31,000               1,512,800
                                                                                                       ----------------

                                                                                                            6,589,528

                                                                                                       ----------------
                                                                                                       ----------------

Consumer staples:                                         9.4
     American Home Products Corp.                                                      23,000               1,351,250
     Clorox Co.                                                                        26,000                 880,100
     Lilly (Eli) & Co.                                                                  6,500                 481,000
     Merck & Co., Inc.                                                                 20,000               1,278,200
     Pfizer Inc.                                                                       20,000                 801,000
                                                                                                       ----------------

                                                                                                            4,791,550

                                                                                                       ----------------

Energy:                                                   8.0
     Chevron Corp.                                                                     10,200                 923,100
     Constellation Energy Group Inc.                                                    5,000                 213,000
     Cooper Cameron Corp.(1)                                                           11,000                 613,800
     Enron Corp.                                                                       12,000                 589,200
     Exxon Mobil Corp.                                                                 12,673               1,106,987
     Schlumberger Ltd.                                                                 12,000                 631,800
                                                                                                       ----------------

                                                                                                          $ 4,077,887

                                                                                                       ----------------







(1) Non-income producing security.
See notes to financial statements.

PC&J PERFORMANCE FUND

JUNE 30, 2001
(UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
                                                      PERCENT
                                                       OF NET                  NUMBER OF SHARES            MARKET
SECURITY (Note A)                                      ASSETS                                               VALUE
---------------------------------------------------------------------------------------------------------------------------

Financial services:                                       20.9%
     American Express Co.                                                              24,600            $    954,480
     American International Group Inc.                                                 16,534               1,405,555
     Bank of New York Inc.                                                             10,000                 480,000
     Citigroup Inc.                                                                    36,000               1,902,240
     Franklin Resources Inc.                                                           24,000               1,098,480
     Goldman Sachs Group Inc.                                                          14,000               1,201,200
     Morgan Stan Dean Witter & Co.                                                     16,000               1,027,680
     Nasdaq 100 Trust Series I(1)                                                      12,000                 548,400
     Northern Trust Corp.                                                              12,800                 800,000
     Schwab (Charles) Corp.                                                            45,075                 709,931
     Wells Fargo & Co.                                                                 12,000                 557,160
                                                                                                       ----------------
                                                                                                       ----------------

                                                                                                           10,685,126

                                                                                                       ----------------

Industrial commodities:                                  10.4
     Alcoa Inc.                                                                        52,800               2,112,000
     International Paper Co.                                                           33,000               1,178,100
     Minnesota Mining & Mfg. Co.                                                       12,000               1,369,200
     Sealed Air Corp.(1)                                                               18,000                 670,500
                                                                                                       ----------------

                                                                                                            5,329,800

                                                                                                       ----------------

Technology:                                              13.8
     Cisco Systems Inc.(1)                                                             32,500                 591,500
     E M C Corp.(1)                                                                    20,800                 608,400
     Electronic Data Systems Corp.                                                     17,000               1,062,500
     Intel Corp.                                                                       20,000                 585,000
     International Business Machines Corp.                                             12,400               1,407,400
     LSI Logic Corp.(1)                                                                20,000                 376,000
     Microsoft Corp.(1)                                                                24,000               1,742,400
     SunGard Data Systems Inc.(1)                                                      24,000                 720,240
                                                                                                       ----------------

                                                                                                          $ 7,093,440

                                                                                                       ----------------













(1) Non-income producing security.
See notes to financial statements.

PC&J PERFORMANCE FUND

SCHEDULE OF INVESTMENTS (Concluded)
JUNE 30, 2001
(UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
                                                      PERCENT
                                                       OF NET                  NUMBER OF SHARES            MARKET
SECURITY (Note A)                                      ASSETS                                               VALUE
---------------------------------------------------------------------------------------------------------------------------

Telecommunications:                                       6.2%
     America Online Inc.(1)                                                            34,200             $ 1,812,600
     Global Crossing Ltd.(1)                                                           21,000                 181,440
     Nokia Corp                                                                         9,500                 210,805
     Qwest Communications Inc.                                                         30,000                 956,100
                                                                                                       ----------------

                                                                                                            3,160,945
                                                    -------------                                      ----------------

TOTAL COMMON STOCKS
     (Cost $33,423,495)                                  96.7                                              49,438,952

                                                                                                       ----------------



SHORT-TERM OBLIGATIONS                                    3.4
     Firstar Treasury Fund                                                                                     57,994
     Firstar Federal Prime Obligations Fund                                                                 1,700,000

                                                                                                       ----------------

TOTAL SHORT-TERM OBLIGATIONS
     (Cost $1,757,994)                                                                                      1,757,994

                                                    -------------                                      ----------------
                                                    -------------                                      ----------------

TOTAL INVESTMENTS
     (Cost $35,181,489)(2)                              100.1%                                            $51,196,946

















(1) Non-income producing security.
(2) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation (See Note D)
See notes to financial statements.

 PC&J PERFORMANCE FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001
(UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------


ASSETS:
Investments in securities, at market value                                                                $51,196,946
         (Cost basis - $35,181,489) (Notes A & D)

Receivables:
         Dividends and interest                                                                                21,720
         Fund shares sold                                                                                       7,436
                                                                                                       -----------------

Total assets                                                                                               51,226,102

                                                                                                       -----------------

LIABILITIES - Accrued expenses (Note B)                                                                       (64,616)

                                                                                                       -----------------

NET ASSETS                                                                                                $51,161,486

                                                                                                       =================

SHARES OUTSTANDING (Unlimited authorization - no par value):
         Beginning of period                                                                                1,773,116
         Net increase (Note C)                                                                                  7,057
                                                                                                       -----------------

         End of Period                                                                                      1,780,173

                                                                                                       =================


NET ASSET VALUE, offering price and redemption price per share                                               $28.74
                                                                                                       =================



NET ASSETS CONSIST OF:
         Paid in capital                                                                                  $35,577,828
         Net unrealized appreciation on investments                                                        16,015,457
         Net investment (loss)                                                                               (126,120)
         Accumulated net realized (loss) on investments                                                      (305,679)
                                                                                                       -----------------

         Net Assets                                                                                       $51,161,486
                                                                                                       =================

















See notes to financial statements.

PC&J PERFORMANCE FUND

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2001
(UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME (Note A):
         Dividends                                                                                      $    229,996
         Interest                                                                                             39,291
                                                                                                       ----------------

Total investment income                                                                                      269,287

                                                                                                       ----------------

EXPENSES (Note B):
         Investment advisory fee                                                                             263,605
         Management fee                                                                                      131,802
                                                                                                       ----------------

Total expenses                                                                                               395,407

                                                                                                       ----------------

NET INVESTMENT (LOSS)                                                                                       (126,120)

                                                                                                       ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note D):
         Net realized (loss) on investments                                                                 (312,374)
         Change in unrealized appreciation (depreciation) of investments                                  (4,660,081)
                                                                                                       ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS ) ON INVESTMENTS                                                   (4,972,455)

                                                                                                       ----------------

NET (DECREASE) IN NET ASSETS FROM OPERATIONS                                                             $(5,098,575)

                                                                                                       ================

























See notes to financial statements.

PC&J PERFORMANCE FUND

STATEMENT OF CHANGES IN NET ASSETS

---------------------------------------------------------------------------------------------------------------------------

                                                                            For the Six Months           For the Year
                                                                                    Ended                    Ended
                                                                                June 30, 2001         December 31, 2000
                                                                                (Unaudited)
                                                                           ------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
         Net investment (loss)                                                    $   (126,120)          $   (277,970)
         Net realized gain (loss) on investments                                      (312,374)             4,518,757
         Change in unrealized appreciation (depreciation) of
                investments                                                         (4,660,081)           (12,474,417)
                                                                                ---------------        ----------------

Net increase (decrease) in net assets from operations                               (5,098,575)            (8,233,630)

                                                                                ---------------        ----------------

DIVIDENDS TO SHAREHOLDERS:
         Dividends from net investment income                                                0                      0
         Dividends from net realized gain on investments                                     0             (4,538,780)
                                                                                ---------------        ----------------

Net (decrease) in assets from dividends to shareholders                                      0             (4,538,780)

                                                                                ---------------        ----------------

INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS (Note C)                                    5,853,923
                                                                                       176,032
                                                                                ---------------        ----------------

Total increase (decrease) in net assets                                             (4,922,543)            (6,918,487)

NET ASSETS:
         Beginning of period                                                        56,084,029             63,002,516

                                                                                ---------------        ----------------

         End of period                                                             $51,161,486            $56,084,029

                                                                                ===============        ================

























See notes to financial statements.

PC&J PERFORMANCE FUND

NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

A. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     PC&J Performance Fund (the "Fund") commenced operations on December 23, 1983, as a "no-load, open-end, diversified" investment company. It is organized as an Ohio business trust and is registered under the Investment Company Act of 1940. The investment objective of the Fund is long-term growth of capital through investment in common stocks. Current income is of secondary importance.

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates or assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(1) Security Valuations - Investments in securities traded on a national securities exchange are valued at the last sale price as of the close of New York trading on the day the securities are being valued; securities traded on the over-the-counter market are valued at either the mean between the bid and ask prices or the last sale price as one or the other may be quoted by the NASDAQ System as of the close of New York trading on the day the securities are being valued; securities and other assets for which quotations are not readily available are valued at fair value as determined in good faith under the direction of the Board of Trustees of the Fund.

(2) Federal Income Taxes - The Fund has elected to be treated as a regulated investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code and to distribute all of its net investment income and net realized gains on security transactions. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements.

(3) Other - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on sales are determined using the specific lot method. Dividends to shareholders from net investment income and net realized capital gains are declared and paid annually. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Net investment losses, for tax purposes, are reclassified to paid in capital.

B. INVESTMENT ADVISORY AGREEMENT AND MANAGEMENT AGREEMENT

The Fund has an investment advisory agreement with Parker, Carlson & Johnson, Inc. (the "Advisor"), wherein the Fund pays the Advisor a monthly advisory fee, accrued daily, based on an annual rate of one percent of the daily net assets of the Fund. Investment advisory fees were $263,605 for the six months ended June 30, 2001.

     The Fund has a management agreement with PC&J Service Corp., (the "Service Corp."), which is wholly owned by the shareholders of the Advisor. The Fund pays Service Corp. for the overall management of the Fund's business affairs, exclusive of the services provided by the Advisor, and functions as the Fund's transfer and dividend disbursing agent. Service Corp. pays all expenses of the Fund (with certain exclusions) and is entitled to a monthly fee, accrued daily, based on an annual rate of one-half of one percent of the daily net assets of the Fund. Management fees were $131,802 for the six months ended June 30, 2001.





PC&J PERFORMANCE FUND

NOTES TO FINANCIAL STATEMENTS - (Concluded)


--------------------------------------------------------------------------------

B. INVESTMENT ADVISORY AGREEMENT AND MANAGEMENT AGREEMENT (Continued)

     The Fund's shareholders have adopted a Distribution Expense Plan (the "Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940. This Plan authorizes payments under the investment advisory agreement and management agreement described above which might be deemed to be expenses primarily intended to result in the sale of Fund shares. No other payments are authorized under the Plan.

     Certain officers and trustees of the Fund are officers and directors, or both, of the Advisor and of Service Corp.



C.  CAPITAL SHARE TRANSACTIONS
                                                  For the Six Months Ended                 For the Year Ended
                                                       June 30, 2001                        December 31, 2000

                                            ----------------------------------------------------------------------------

    Shares sold                                      49,458        $  1,475,454            153,489       $  5,926,361
    Shares issued in reinvestment of                      0                   0            142,370          4,538,780
      dividends
                                           ------------------- ------------------ --------------------------------------

                                                     49,458           1,475,454            295,859         10,465,141
    Shares redeemed                                 (42,401)         (1,299,422)          (121,580)        (4,611,218)
                                           -------------------                    --------------------------------------
                                                               ------------------

    Net increase                                      7,057       $     176,032            174,279       $  5,853,923
                                           =================== ================== ======================================




D. INVESTMENT TRANSACTIONS

     Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the six months ended June 30, 2001, aggregated $15,516,942 and $16,346,619, respectively.

     At June 30, 2001, gross unrealized appreciation on investments was $18,576,197 and gross unrealized depreciation on investments was $2,560,740 for a net unrealized appreciation of $16,015,457 for financial reporting and federal income tax purposes.



E. ADOPTION OF NEW ACCOUNTING PRINCIPLE

     The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, effective January 1, 2001. The adoption of this Guide will have no effect on the total net assets of the Fund.